Contractual Commitments - Summary of Letter of intent with the Province of Mendoza (Details)	Jul. 26, 2021 pilot
Pilot Plan [Member] | Vaca Muerta [Member] | Letter of Intent [Member]
Statement [Line Items]
Number of wells to be drilled	2